Divestiture (Future Minimum Principle Payments Of Note Receivable) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 26, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		$ 25.0
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
2016	$ 4.2
2017	4.2
2018	4.2
2019	4.1
2020	0.0
Total	$ 16.7